Property and Equipment	12 Months Ended
Mar. 31, 2023
Disclosure of detailed information about property, plant and equipment [abstract]
Property and Equipment	PROPERTY AND EQUIPMENT

As at	March 31, 2023				March 31, 2022
	Furniture, fixtures & equipment	Computer equipment	Leasehold improvements	Total	Furniture, fixtures & equipment	Computer equipment	Leasehold improvements	Total
	$	$	$	$	$	$	$	$
Opening cost	1,874	4,925	8,494	15,293	1,738	2,889	6,149	10,776
Additions	89	1,321	326	1,736	56	1,444	219	1,719
Additions through business acquisitions (note 3)	—	55	—	55	79	591	2,120	2,790
Disposals / retirements	(325)	(13)	(758)	(1,096)	—	—	—	—
Foreign currency translation adjustment	87	504	19	610	1	1	6	8
Ending cost	1,725	6,792	8,081	16,598	1,874	4,925	8,494	15,293
Opening accumulated depreciation	448	2,083	2,350	4,881	111	1,100	1,116	2,327
Depreciation expense	280	1,344	1,183	2,807	337	996	1,235	2,568
Impairment	164	5	605	774	—	—	—	—
Disposals / retirements	(325)	(13)	(758)	(1,096)	—	—	—	—
Foreign currency translation adjustment	84	410	14	508	—	(13)	(1)	(14)
Ending accumulated depreciation	651	3,829	3,394	7,874	448	2,083	2,350	4,881
Net carrying amount	1,074	2,963	4,687	8,724	1,426	2,842	6,144	10,412